Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

32.  Commitments

a) Contractual obligations

The table below presents the annual minimum future payments, which are required and non-cancelable, related to contractual obligations of the Company as of December 31.

	2019	2020	2021	2022	2023 and thereafter	Total
Operating lease	250	201	189	166	1,692	2,498
Purchase obligations	2,677	1,445	548	463	2,194	7,327
Total minimum payments required	2,927	1,646	737	629	3,886	9,825

Operating lease - The Company has operating lease agreements in place with third parties related to port structures and port operations, transportation services, energy plants and property leases for its operational facilities.

Vale also has long-term agreements for the exploration and processing of iron ore with its joint ventures, such as the agreements to lease pelletizing plants in Brazil. The leases have varying terms and on renewal, the terms of the leases are renegotiated. The minimum future payments have been calculated considering the non-cancellable period of the lease agreements.

The total amount of operational leasing expenses for the year ended on December 31, 2018, 2017 and 2016 were US$1,044,  US$805 and US$532, respectively.

Purchase obligations - Mainly relate to agreements for the acquisition of fuel, energy and the acquisition of raw materials and services.

b) Guarantees provided

As of December 31, 2018, corporate guarantees provided by Vale (within the limit of its direct or indirect interest) for the companies Norte Energia S.A. and Companhia Siderúrgica do Pecém S.A. were US$331 and US$1,404, respectively.

The net book value of property, plant and equipment pledged to secure judicial claims on December 31, 2018 and 2017 were US$6 and US$15, respectively.

c) Nickel Operations  – Indonesia

The Company´s subsidiary PT Vale Indonesia Tbk (“PTVI”), a public company in Indonesia, has an agreement in place with the Government of Indonesia to operate its mining licenses which includes a commitment to divest an additional 20% of PTVI’s shares to Indonesian participants by October 2019 (approximately 20% of PTVI’s shares are already registered on the Indonesian Stock Exchange). The existing major shareholders, Vale Canada and Sumitomo Metal Mining, Co., Ltd., will comply with the divestment obligation on a pro rata basis.